EATON VANCE GROWTH TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054






                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the "Registrant") (1933 Act File No. 2-22019) certifies (a) that the forms of prospectuses and statements of additional information dated June 10, 2005 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 92 ("Amendment No. 92") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 92 was filed electronically with the Securities and Exchange Commission on June 9, 2005 (Accession No. 0000940394-05-000735):

        Eaton Vance Asian Small Companies Fund - Institutional Shares Eaton Vance Greater China Growth Fund - Institutional Shares

                                EATON VANCE GROWTH TRUST


                                By:     /s/ Alan R. Dynner
                                        --------------------------------
                                        Alan R. Dynner
                                        Secretary

Date:  June 13, 2005